Debt - New Credit Facilities - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 22, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 11, 2019
Debt Instrument [Line Items]
Repayments of Lines of Credit		$ 20,000	$ 71,713	$ 307,191	$ 149,311	$ 51,012
Line of credit		22,456		20,000	10,801
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Carrying values of debt instruments	$ 235,000	229,125		232,063
Debt instrument, maturity date	Oct. 22, 2023
Long term debt maturity percentage first and second year	5.00%
Long term debt maturity percentage third and fourth year	10.00%
Long term debt maturity percentage fifth year	12.50%
New Term Loan Facility [Member] | Euro Rate [Member]
Debt Instrument [Line Items]
Interest rate margins	3.25%
Interest rate of borrowings	0.00%
New Term Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate margins	2.25%
Supplementary leverage ratio	0.25%
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit	$ 50,000						$ 75,000
Line of credit		22,456		20,000
Former Term Loan A Facility [Member]
Debt Instrument [Line Items]
Carrying values of debt instruments					228,400
Repayments of Lines of Credit	209,600
Former Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Lines of Credit	$ 65,300
Line of credit					10,801
Letters of Credit [Member]
Debt Instrument [Line Items]
Line of credit		$ 0		$ 0	$ 0